Stockholders' equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' equity
Stockholders’ equity

We are authorized to issue 10,000,000 shares of preferred stock. No preferred stock is currently outstanding.

Treasury shares acquired in connection with the board-authorized stock repurchase program in 2013, 2012 and 2011 were 77,564,013 shares, 59,757,780 shares and 59,466,168 shares, respectively. As of December 31, 2013, $6.0 billion of stock repurchase authorizations remain, and no expiration date has been specified.